Pension Benefits - Summary of major categories of plan assets (Details) - Pension defined benefit plans [member]	Mar. 31, 2022	Mar. 31, 2021
Disclosure In Tabular Form Of Portfolio Of Plan Assets In Percentage Terms [Line Items]
Cash and cash equivalents	1.00%	1.00%
Equity instruments	45.00%	51.00%
Debt instruments	43.00%	42.00%
Other	11.00%	6.00%
Percentage Contributed To Fair Value Of Plan Assets	100.00%	100.00%